MFS Emerging Markets Equity Fund (Prospectus Summary) | MFS Emerging Markets Equity Fund
Summary of Key Information
Investment Objective
The fund's investment objective is to seek capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay when you buy and hold shares of the fund. Expenses for Class A, Class B, Class C, Class I,
Class R1, Class R2, Class R3, and Class R4 shares have been adjusted to reflect current fee arrangements. The annual fund operating expenses for Class R5 shares are based on estimated "Other Expenses" for the current fiscal year expressed as a percentage of the fund's estimated average net assets during the period.

You may qualify for sales charge reductions if you and certain members of your family invest, or agree to invest in the future, at least $50,000 in MFS Funds.
More information about these and other waivers and reductions is available from your financial intermediary and in "Sales Charges and Waivers or Reductions" on
page 7 of the fund's prospectus and "Waivers of Sales Charges" on page I-14 of the fund's statement of additional information Part I.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees MFS Emerging Markets Equity Fund	A		B	C	I	Class R1	Class R2	Class R3	Class R4	Class R5
Shareholder Fees Column [Text]	A		B	C	I	ALL R	ALL R	ALL R	ALL R	ALL R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%		none	none	none	none	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	1.00%	[1]	4.00%	1.00%	none	none	none	none	none	none
[1]	On shares purchased without an initial sales charge and redeemed within 18 months of purchase for shares purchased on or after August 1, 2012, and within 24 months of purchase for shares purchased prior to August 1, 2012.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses MFS Emerging Markets Equity Fund		A	B	C	I	Class R1	Class R2	Class R3	Class R4	Class R5
Operating Expenses Column [Text]		A	B	C	I	R1	R2	R3	R4	R5
Management Fee		1.04%	1.04%	1.04%	1.04%	1.04%	1.04%	1.04%	1.04%	1.04%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	1.00%	none	1.00%	0.50%	0.25%	none	none
Other Expenses		0.43%	0.43%	0.43%	0.43%	0.43%	0.43%	0.43%	0.43%	0.33%
Total Annual Fund Operating Expenses		1.72%	2.47%	2.47%	1.47%	2.47%	1.97%	1.72%	1.47%	1.37%
Fee Reductions and/or Expense Reimbursements	[1]	(0.01%)	(0.01%)	(0.01%)	(0.01%)	(0.01%)	(0.01%)	(0.01%)	(0.01%)	(0.01%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements		1.71%	2.46%	2.46%	1.46%	2.46%	1.96%	1.71%	1.46%	1.36%
[1]	Effective October 1, 2012, MFS has agreed in writing to reduce the management fee to 0.95% of the fund's average daily net assets annually in excess of $500 million up to $2.5 billion, and 0.90% of the fund's average daily net assets annually in excess of $2.5 billion. This written agreement will remain in effect until modified by the fund's Board of Trustees, but such agreement will continue until at least September 30, 2013.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods (unless otherwise indicated); your investment has a 5% return each year; and the fund's operating expenses remain the same.
Although your actual costs will likely be higher or lower, under these assumptions your costs would be:
Expense Example MFS Emerging Markets Equity Fund (USD $)	Expense Example, By Year, Column [Text]	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
A	Class A Shares	739	1,085	1,454	2,488
B	Class B Shares assuming redemption at end of period	649	1,069	1,515	2,621
C	Class C Shares assuming redemption at end of period	349	769	1,315	2,805
I	Class I Shares	149	464	802	1,757
Class R1	Class R1 Shares	249	769	1,315	2,805
Class R2	Class R2 Shares	199	617	1,061	2,295
Class R3	Class R3 Shares	174	541	932	2,029
Class R4	Class R4 Shares	149	464	802	1,757
Class R5	Class R5 Shares	138	433	749	1,645

Expense Example, No Redemption MFS Emerging Markets Equity Fund (USD $)	Expense Example, No Redemption, By Year, Column [Text]	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
B	Class B Shares assuming no redemption at end of period	249	769	1,315	2,621
C	Class C Shares assuming no redemption at end of period	249	769	1,315	2,805

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in "Annual Fund Operating Expenses" or in the "Example," affect the fund's performance.  During the most recent fiscal year, the fund's portfolio turnover rate was 28% of the average value of its portfolio.
Principal Investment Strategies
MFS (Massachusetts Financial Services Company, the fund's investment adviser)
normally invests at least 80% of the fund's net assets in equity securities of issuers that are tied economically to emerging market countries. Emerging market countries include countries located in Latin America, Asia, Africa, the Middle East, and developing countries of Europe, primarily Eastern Europe.
MFS may also invest in equity securities of issuers that are not tied economically to emerging market countries.

Equity securities include common stocks, preferred stocks, securities convertible into stocks, and depositary receipts for those securities.

MFS may invest the fund's assets in companies of any size.

MFS may invest a large percentage of the fund's assets in issuers in a single country, a small number of countries, or a particular geographic region.

MFS may invest a relatively large percentage of the fund's assets in a single issuer or a small number of issuers.

MFS uses a bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers. Quantitative models that systematically evaluate issuers may also be considered.
Principal Risks
As with any mutual fund, the fund may not achieve its objective and/or you could lose money on your investment in the fund. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance
Corporation or any other governmental agency.

The principal risks of investing in the fund are:

Stock Market/Company Risk:  Stock markets are volatile and can decline significantly in response to issuer, market, economic, industry, political, regulatory, geopolitical, and other conditions, as well as to investor perceptions of these conditions. The price of an equity security can decrease significantly in response to these conditions, and these conditions can affect a single issuer or type of security, issuers within a broad market sector, industry or geographic region, or the market in general.

Foreign and Emerging Markets Risk:  Exposure to foreign markets, especially emerging markets, through issuers or currencies can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments, especially those in emerging markets, more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the
U.S. market. Emerging markets can have less developed markets and less developed legal, regulatory, and accounting systems, and greater political, social, and economic instability than developed markets.

Currency Risk:  The value of foreign currencies relative to the U.S. dollar fluctuates in response to market, economic, political, regulatory, geopolitical or other conditions, and a decline in the value of a foreign currency versus the
U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.

Geographic Concentration Risk:  The fund's performance could be closely tied to the market, currency, economic, political, regulatory, geopolitical, or other conditions in the countries or regions in which the fund invests and could be more volatile than the performance of more geographically-diversified funds.

Issuer Focus Risk:  The fund's performance could be more volatile than the performance of more diversified funds.

Investment Selection Risk:  MFS' investment analysis and its selection of investments may not produce the intended results and/or can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests.

Counterparty and Third Party Risk:  Transactions involving a counterparty or third party other than the issuer of the instrument are subject to the credit risk of the counterparty or third party, and to the counterparty's or third party's ability to perform in accordance with the terms of the transaction.

Liquidity Risk:  It may not be possible to sell certain investments, types of investments, and/or segments of the market at any particular time or at an acceptable price.
Performance Information
The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund's performance over time and how the fund's performance over time compares with that of a broad measure of market performance.

The fund's past performance (before and after taxes) does not necessarily indicate how the fund will perform in the future. Updated performance is available online at mfs.com or by calling 1-800-225-2606.
The bar chart does not take into account any sales charges (loads) that you may be required to pay upon purchase or redemption of the fund's shares. If these sales charges were included, they would reduce the returns shown.
Class A Bar Chart.

The total return for the six-month period ended June 30, 2012 was 5.55%. During the period(s) shown in the bar chart, the highest quarterly return was 30.53%
(for the calendar quarter ended June 30, 2009) and the lowest quarterly return was (30.59)% (for the calendar quarter ended September 30, 2008).
Performance Table.
Average Annual Total Returns (for the Periods Ended December 31, 2011)
Average Annual Total Returns MFS Emerging Markets Equity Fund	Label	1 Year	5 Years	10 Years
A	A Shares Returns Before Taxes	(23.48%)	(0.95%)	12.11%
B	B Shares Returns Before Taxes	(22.65%)	(0.78%)	12.22%
C	C Shares Returns Before Taxes	(20.20%)	(0.48%)	12.05%
I	I Shares Returns Before Taxes	(18.61%)	0.51%	13.17%
Class R1	R1 Shares Returns Before Taxes	(19.40%)	(0.48%)	12.05%
Class R2	R2 Shares Returns Before Taxes	(19.02%)	0.02%	12.61%
Class R3	R3 Shares Returns Before Taxes	(18.82%)	0.26%	12.89%
Class R4	R4 Shares Returns Before Taxes	(18.61%)	0.52%	13.18%
Class R5	R5 Shares Returns Before Taxes	(18.61%)	0.51%	13.17%
After Taxes on Distributions A	A Shares Returns After Taxes on Distributions	(23.37%)	(1.70%)	11.36%
After Taxes on Distributions and Sales A	A Shares Returns After Taxes on Distributions and Sale of Fund Shares	(15.01%)	(0.76%)	10.83%
MSCI Emerging Markets Index (gross div)	Index Comparison (Reflects no deduction for fees, expenses or taxes) MSCI Emerging Markets Index (gross div)	(18.17%)	2.70%	14.20%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Your actual after-tax returns will depend on your own tax situation, and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The after-tax returns are shown for only one of the fund's classes of shares, and after-tax returns for the fund's other classes of shares will vary from the returns shown.